Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Securities:
Loans	$ 43,979		$ 37,808	[1]
Allowance for loan losses	(394)		(498)
Goodwill	17,904		18,042
Intangible assets	5,152		5,696
Other assets (includes $1,848 and $1,075, at fair value)	19,839		18,790
Assets of discontinued operations			278
Total assets	325,266		247,259
Deposits:
Long-term debt (includes $326 and $269, at fair value)	19,933		16,517
Total liabilities	291,065		214,102
Temporary equity
Redeemable noncontrolling interests	114		92
Permanent equity
Common stock - par value $0.01 per common share; authorized 3,500,000,000 common shares; issued 1,249,061,305 and 1,244,608,989 common shares	12		12
Additional paid-in capital	23,185		22,885
Retained earnings	12,812		10,898
Accumulated other comprehensive loss, net of tax	(1,627)		(1,355)
Less: Treasury stock of 39,386,698 and 3,078,794 common shares, at cost	(965)		(86)
Total The Bank of New York Mellon Corporation shareholders' equity	33,417		32,354
Total permanent equity	34,087	[2]	33,065	[2],[3]
Total liabilities, temporary equity and permanent equity	325,266		247,259
Operations
Cash and due from:
Banks	4,175		3,675
Interest-bearing deposits with the Federal Reserve and other central banks	90,243		18,549
Interest-bearing deposits with banks	36,321		50,200
Federal funds sold and securities purchased under resale agreements	4,510		5,169
Securities:
Held-to-maturity (fair value of $3,540 and $3,657)	3,521		3,655
Available-for-sale	78,467		62,652
Total securities	81,988		66,307
Trading assets	7,861		6,276
Loans	43,979		37,808
Allowance for loan losses	(394)		(498)
Net loans	43,585		37,310
Premises and equipment	1,681		1,693
Accrued interest receivable	660		508
Goodwill	17,904		18,042
Intangible assets	5,152		5,696
Other assets (includes $1,848 and $1,075, at fair value)	19,839		18,790
Assets of discontinued operations			278
Total assets	313,919		232,493
Other assets	1,848		1,075
Liabilities
Other liabilities	382		590
Deposits:
Noninterest-bearing (principally U.S. offices)	95,335		38,703
Interest-bearing deposits in U.S. offices	41,231		37,937
Interest-bearing deposits in Non-U.S. offices	82,528		68,699
Total deposits	219,094		145,339
Federal funds purchased and securities sold under repurchase agreements	6,267		5,602
Trading liabilities	8,071		6,911
Payables to customers and broker-dealers	12,671		9,962
Commercial paper	10		10
Other borrowed funds	2,174		2,858
Accrued taxes and other expenses	6,235		6,164
Other liabilities (including allowance for lending-related commitments of $103 and $73, also includes $382 and $590, at fair value)	6,525		7,176
Long-term debt (includes $326 and $269, at fair value)	19,933		16,517
Total liabilities	280,980		200,539
Permanent equity
Non-redeemable noncontrolling interests			12
Investment Management Funds
Securities:
Trading assets	10,751		14,121
Other assets	596		645
Total assets	11,347		14,766
Liabilities
Trading liabilities	10,053		13,561
Other liabilities	32		2
Total liabilities	10,085		13,563
Permanent equity
Non-redeemable noncontrolling interests	$ 670		$ 699

[1]	Presented on a continuing operations basis.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $32,354 million at Dec. 31, 2010, and $33,417 million at Dec. 31, 2011.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $28,977 million at Dec. 31, 2009, and $32,354 million at Dec. 31, 2010.